INVESTMENT IN NOVEL LABORATORIES INC.	12 Months Ended
Mar. 31, 2016
Cost Method Investments In Joint Ventures Disclosure [Abstract]
Cost Method Investments In Joint Ventures Disclosure [Text Block]
NOTE 7	INVESTMENT IN NOVEL LABORATORIES INC.

At the end of 2006, Elite entered into a joint venture with VGS Pharma, LLC (“VGS”) and created Novel Laboratories, Inc. (“Novel”), a privately-held company specializing in pharmaceutical research, development, manufacturing, licensing, acquisition and marketing of specialty generic pharmaceuticals. Novel's business strategy is to focus on its core strength in identifying and timely executing niche business opportunities in the generic pharmaceutical area. Elite’s ownership interest in Novel consisted of 9,800 shares of Novel’s Class A Voting Common Stock. As of October 1, 2007, Elite deconsolidated its financial statements from Novel and the investment in Novel was accounted for under the cost method of accounting.

On June 10, 2014, the Company received $5 million in exchange for the 9,800 shares of Novel’s Class A Voting Common Stock owned by the Company. At the time of this transaction, the investment had a book value of $3,329,322, with a gain on sale of investment of $1,670,685 being realized and recorded as an other income item.